Summary of Significant Accounting Policies - Schedule of Property Plant and Equipment Depreciation and Amortization are Calculated Using the Straight-line Method (Details)	Dec. 31, 2024
Building [Member]
Schedule of Property Plant and Equipment Depreciation and Amortization are Calculated Using the Straight-line Method [Line Items]
Estimated residual value	0.00%
Leasehold improvements [Member]
Schedule of Property Plant and Equipment Depreciation and Amortization are Calculated Using the Straight-line Method [Line Items]
Estimated useful life (Years)	5 years
Estimated residual value	0.00%
Minimum [Member] | Building [Member]
Schedule of Property Plant and Equipment Depreciation and Amortization are Calculated Using the Straight-line Method [Line Items]
Estimated useful life (Years)	20 years
Minimum [Member] | Office equipment, furniture and fixtures [Member]
Schedule of Property Plant and Equipment Depreciation and Amortization are Calculated Using the Straight-line Method [Line Items]
Estimated useful life (Years)	3 years
Estimated residual value	0.00%
Minimum [Member] | Motor vehicles [Member]
Schedule of Property Plant and Equipment Depreciation and Amortization are Calculated Using the Straight-line Method [Line Items]
Estimated useful life (Years)	5 years
Estimated residual value	0.00%
Maximum [Member] | Building [Member]
Schedule of Property Plant and Equipment Depreciation and Amortization are Calculated Using the Straight-line Method [Line Items]
Estimated useful life (Years)	36 years
Maximum [Member] | Office equipment, furniture and fixtures [Member]
Schedule of Property Plant and Equipment Depreciation and Amortization are Calculated Using the Straight-line Method [Line Items]
Estimated useful life (Years)	5 years
Estimated residual value	3.00%
Maximum [Member] | Motor vehicles [Member]
Schedule of Property Plant and Equipment Depreciation and Amortization are Calculated Using the Straight-line Method [Line Items]
Estimated useful life (Years)	10 years
Estimated residual value	3.00%